Variable Interest Entity - Schedule of Consolidated Balance Sheets (Details) - VIE [Member] - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 301	$ 66
Prepaid expenses and other current assets	345	178
Lease right-of-use asset	425	30
Mineral interests	17,125	17,125
Property, plant and equipment, net	312	264
Other assets	70	20
Consolidated assets	18,578	17,683
Accounts payable	53	42
Accrued liabilities	238	141
Lease liability	418	22
Consolidated liabilities	$ 709	$ 205